Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Operating activities:
Net loss	¥ (156,991,074)	$ (21,507,690)	¥ (161,975,688)	¥ (122,248,608)
Adjustments to reconcile net loss to net cash provided by operating activities
Extinguishment losses, net			10,440,057
Termination of franchise agreement			11,005,303
Impairment for intangible assets	18,720,464	2,564,693
Accretion of interest expenses on loans at amortized cost				18,795,751
Accretion of interest expenses on cash consideration payable for Lishang acquisition				185,012
Depreciation and amortization	4,673,551	640,274	6,107,400	3,544,322
Allowance of accounts receivable	3,100,973	424,832	3,481,333	5,334,098
Allowance of other current assets	4,031,676	552,337		4,262,335
Loss from disposal of property and equipment				13,748
Provision of inventories to net realizable value	4,887,040	669,522	802,807	149,075
Unrealized foreign currency exchange (gain)/loss, net	(16,927)	(2,319)	66,797	(671,007)
Changes in fair value of financial instruments	(4,803,913)	(658,133)	(17,101,260)	1,875,889
Changes in fair value of contingent consideration payables				(92,796)
Impairment loss for goodwill	67,932,627	9,306,732	6,592,220
Impairment loss for other equity investments accounted for using Measurement Alternative	5,645,887	773,483	8,288,296	22,705,285
Share-based compensation	19,143,702	2,622,676	83,863,299	38,993,201
Gain from deconsolidation of VIEs			(134,665)	(13,543,650)
Deferred tax benefit	(5,173,726)	(708,798)	(1,255,808)	(601,737)
Changes in assets and liabilities, net of effects from business combination and deconsolidation of VIEs:
Accounts receivable, net	(4,493,100)	(615,552)	(4,487,704)	(21,010,479)
Inventories	4,141,620	567,400	(955,200)	3,094,089
Prepayments and other current assets	(70,189,761)	(9,615,958)	(53,940,356)	11,254,698
Other non-current assets	(12,922,095)	(1,770,320)	(5,487,600)	(32,746,114)
Accounts payable	(9,357,338)	(1,281,950)	524,686	667,966
Contract liabilities	(1,396,803)	(191,361)	4,802,774	4,943,301
Operating lease liabilities	(1,124,143)	(154,007)	(2,364,187)	1,000,658
Accrued expenses and other current liabilities	21,284,152	2,915,915	22,376,950	37,011,898
Net cash used in operating activities	(112,900,000)	(15,468,224)	(89,350,546)	(37,083,065)
Investing activities:
Purchase of property and equipment	(380,698)	(52,155)	(201,699)	(191,634)
Net proceeds from disposal of property and equipment	75,795	10,384	62,551
Acquisition of short-term investments			(104,086,826)
Payment of a deposit for investments			(4,031,676)
Cash paid for acquiring a short-term investment			(17,688,930)	(348,230)
Cash acquired in business combinations (note 16)	1,484,570	203,385	7,916,556	2,223,351
Cash disposed upon deconsolidation of VIEs			(52,917)	(128,114)
Net cash used in investing activities	(10,857,028)	(1,487,406)	(135,161,792)	(444,627)
Financing activities:
Proceeds from IPO			213,168,986
Proceeds from individual investors	14,979,464	2,052,178
Proceeds from short-term bank borrowings	55,500,000	7,603,469	19,531,207	15,741,315
Repayment of short-term bank borrowings	(24,500,000)	(3,356,486)	(59,262,008)	(14,000,379)
Proceeds from long-term bank borrowings	38,087	5,218	5,642,555	870,031
Repayment of long-term bank borrowings	(2,421,458)	(331,738)	(2,392,934)	(651,669)
Proceeds from related parties’ loans	19,201,935	2,630,654	5,297,764	13,000,289
Repayment of related parties’ loans	(1,655,986)	(226,869)	(7,999,659)	(2,096,794)
Proceeds from shareholders’ loans				13,929,200
Repayment for shareholders’ loans			(13,929,200)
Issuance of convertible loans, net of issuance costs	19,237,039	2,635,464	29,685,273	17,411,500
Repayment of convertible loans	(541,306)	(74,159)	(3,482,300)
Proceeds from loans from employees and individuals	49,518,197	6,783,965	136,331,248	11,419,248
Repayment of loans from employees and individuals	(25,085,498)	(3,436,699)	(106,587,537)	(3,685,119)
Settlement of contingent payable for acquisition of Mengwei Stores				(585,473)
Net cash provided by financing activities	104,270,474	14,284,997	216,003,395	51,352,149
Effect of foreign currency exchange rate changes on cash, cash equivalents and restricted cash	1,163,093	(145,725)	(9,107,882)	5,829,672
Net increase/(decrease) in cash, cash equivalents and restricted cash	(18,330,649)	(2,816,358)	(17,616,825)	19,654,129
Cash and cash equivalents, beginning of the year	78,790,697	11,097,438	26,801,767	13,493,501
Restricted cash, beginning of the year	497,108	70,016	70,102,863	63,757,000
Cash, cash equivalents and restricted cash at the beginning of the year	79,287,805	11,167,454	96,904,630	77,250,501
Cash and cash equivalents, end of the year	60,957,156	8,351,096	78,790,697	26,801,767
Restricted cash, end of the year			497,108	70,102,863
Cash, cash equivalents and restricted cash at the end of the year	60,957,156	8,351,096	79,287,805	96,904,630
Supplemental disclosure of cash flow information
Interest expenses paid	(9,553,499)	(1,308,824)	(14,095,688)	(4,906,616)
Income tax paid			(208,475)	(235,548)
Supplemental disclosure of non-cash flow information
Business acquisition by preferred shares				(1,398,431)
Business acquisition by ordinary shares	(48,146,767)	(6,596,080)	(12,040,885)
Business acquisition by share options				(18,492,454)
Right-of-use assets obtained in exchange for operating lease obligations	(1,612,783)	(220,950)	(2,423,083)	(3,228,307)
Yuli
Investing activities:
Payment of consideration payable resulted from acquisition			(212,785)
Cook SF
Investing activities:
Payment of consideration payable resulted from acquisition			(13,894,425)
Yunmao
Investing activities:
Payment of consideration payable resulted from acquisition
Mengwei Stores
Investing activities:
Payment of consideration payable resulted from acquisition			(551,641)
YJW
Investing activities:
Payment of consideration payable resulted from acquisition				(1,500,000)
Lishang
Investing activities:
Payment of consideration payable resulted from acquisition			(2,420,000)	(500,000)
Yai’s Thai
Investing activities:
Payment of consideration payable resulted from acquisition	¥ (12,036,695)	$ (1,649,020)